Share-Based Compensation Plans - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 47,507	$ 27,549	$ 38,143
Other operating expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4,700	2,100	28,600
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	19,217	10,480	14,430
Non-qualified stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	550	848	4,774
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	9,183	2,724	0
Other programs, including non-employee director awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3,171	2,155	2,257
Incentive Performance Share Unit Programs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	15,386	10,457	13,306
Value Driver Performance Share Unit Award Programs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ 885	$ 3,376